Grade Summary

Run Date - 11/XX/2019 1:49:34 PM

DBRS Rating Agency Loan Grades					Compliance Only Loans AMCD		Combined AMCD
Final Loan Grade	Credit	Compliance	Property	Overall	DBRS Rating Agency Loan Grades		Compliance: Event Level	Loan Count	Percentage of Loans
A	6	3	11	1	Final Loan Grade	Overall	A	146	8.50%
B	1	23	0	7	A	145	B	1,277	74.33%
C	14	0	11	17	B	1,270	C	28	1.63%
D	1	0	0	1	C	11	D	151	8.79%
Total	22	26	22	26	D	150	Total	1602	93.25%
					Total	1,576
Moodys Rating Agency Loan Grades					Post DF AMCD		JCIII & Associates, LLC (116 Mortgage Loans)
Final Loan Grade	Credit	Compliance	Property	Overall	DBRS Rating Agency Loan Grades		Compliance Event Level	Loan Count	Percentage of Loans
A	6	3	11	1	Final Loan Grade	Overall	A	14	12.07%
B	1	22	0	7	A	1	B	97	83.62%
C	14	1	11	17	B	7	C	2	1.72%
D	1	0	0	1	C	17	D	3	2.59%
Total	22	26	22	26	D	1	Grand Total	116	100.00%
					Total	26

							AMC Consolidated (1,718 Mortgage Loans)
							Compliance: Event Level	Loan Count	Percentage of Loans
							A	160	9.31%
							B	1374	79.98%
							C	30	1.75%
							D	154	8.96%
							Total	1718	100.00%